MERGER AND RECAPITALIZATION	9 Months Ended
Sep. 30, 2024
BUSINESS COMBINATION
BUSINESS COMBINATION
3.	MERGER AND RECAPITALIZATION

Upon the consummation of the Business Combination, (i) the holders of shares of KWAC’s common stock (“KWAC Common Stock”) issued and outstanding immediately prior to the effective time of the Business Combination (other than any redeemed shares) received one share of common stock of Holdings (“Holdings Common Stock”) in exchange for each share of KWAC Common Stock held by them, subject to adjustment as more fully described herein, (ii) 1,100,000 shares of Holdings Common Stock issued to Sponsor was placed by Holdings into an escrow account and will not be released to the Sponsor unless the dollar volume-weighted average price of Holdings Common Stock exceeds $12.00 for 20 trading days within any 30-day trading period during the four-year period following the consummation of the Business Combination, (iii) the holders of each whole warrant to purchase KWAC Class A Common Stock received one warrant to purchase Holdings Common Stock at an exercise price of $11.50 per share, (iv) 12 million shares of Holdings Common Stock, subject to adjustment as more fully described herein, was issued to the equity holders of BMS in proportion to their ownership interests in BMS, (v) an additional 1,100,000 shares of Holdings Common Stock was issued to certain equity holders of BMS, (vi) 3,084,450 KWAC Private Placement Warrants held by Sponsor were forfeited immediately prior to the effective time of the Business Combination, and (vii) 3,084,450 warrants to purchase Holding Common Stock at an exercise price of $11.50 per share were issued to the equity holders of BMS in proportion to their ownership interests in BMS. As a result of the Business Combination, BMS became an indirect, wholly-owned subsidiary of Holdings.

Additionally, on the Closing Date, Holdings entered into a Subscription Agreement with an investor for the purchase of 1,500,000 shares of Holdings’ Series A Redeemable Convertible Preferred Stock (the “Holdings Series A Stock”) in a private placement at $9.60 per share, for an aggregate purchase price of $14,400,000 (the “Series A PIPE”). The Holdings Series A Stock may be converted into shares of Holdings Common Stock after the second anniversary of the closing of the Series A PIPE, which such conversion shall initially be 1.5 shares of Holdings Common Stock for each share of Series A Convertible Preferred Stock, subject to certain adjustments provided in the Certificate of Designations.

3.	MERGER AND RECAPITALIZATION (continued)

Holdings applied to have the Holdings Common Stock and Holdings Warrants listed on the Nasdaq Global Market (the “Nasdaq”) under the symbols BCG and BCG.W, respectively. Prior to the mergers, the KWAC Class A Common Stock and KWAC Public Warrants were listed on the OTC Exchange under the symbols “KWAC” and “KWAC.WS,” respectively.

On March 26, 2024, Holdings received approval for Holding’s securities to be listed on the Nasdaq Stock Market LLC. Holdings common stock is listed on the Nasdaq Global Market and its warrants will be listed on the Nasdaq Capital Market under the symbols “BCG” and “BCG.W”, respectively.